Eaton Vance Small-Cap Fund
Investment Objective
The Fund's investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 54 of this Prospectus and page 26 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Small-Cap Fund	Class A	Class B	Class C	Class I	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Small-Cap Fund	Class A	Class B	Class C	Class I	Class R
Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none	0.50%
Other Expenses	0.24%	0.24%	0.24%	0.23%	0.23%
Total Annual Fund Operating Expenses	1.39%	2.14%	2.14%	1.13%	1.63%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Small-Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	708	990	1,292	2,148
Class B	717	1,070	1,349	2,282
Class C	317	670	1,149	2,472
Class I	115	359	622	1,375
Class R	166	514	887	1,933

Expense Example, No Redemption Eaton Vance Small-Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	708	990	1,292	2,148
Class B	217	670	1,149	2,282
Class C	217	670	1,149	2,472
Class I	115	359	622	1,375
Class R	166	514	887	1,933

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66 % of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies (the “80% Policy”).  The portfolio managers consider small-cap companies to be companies having a market capitalization that falls (i) within or below the range of companies in either the current Russell 2000 Index or the S&P SmallCap 600 Index, or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years.  The market capitalization range for the Russell 2000 Index was $19 million to $7,294 million, and the market capitalization range for the S&P SmallCap 600 Index was $90.5 million to $3,904 million as of December 31, 2014.  The average maximum market capitalization of companies in either index as of December 31 of the three preceding years ended 2014 was $5,757 million.  With respect to 20% of its net assets, the Fund may also invest in companies that are larger than the capitalization ranges stated above.  The Fund may also invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may also invest in other pooled investment vehicles (including exchange-traded funds (“ETFs”) and other affiliated and unaffiliated mutual funds to the extent permitted by the Investment Company Act of 1940).  The Fund may also invest up to 10% of its net assets in publicly traded real estate investment trusts.

The Fund invests primarily in a diversified portfolio of common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long term that exceeds the average long-term earnings growth of all publicly-traded companies in the United States.  Investment decisions for the Fund are made primarily on the basis of fundamental research.  The portfolio manager utilizes information provided by, and the expertise of, the investment adviser's research staff in making investment decisions.  In selecting companies for investment, the investment adviser may consider overall growth prospects, financial strength, strength of the company's business franchises and management team, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources and other factors.  The portfolio manager may sell a security when the investment adviser's price objective for the stock is reached, the fundamentals of the company change or to pursue more attractive investment options.  The portfolio manager seeks to manage investment risk by maintaining broad issuer and industry diversification among the Fund's holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

Principal Risks

Equity Investing Risk.  Fund performance is sensitive to stock market volatility .  Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate , currency, and commodity price fluctuations ; adverse geopolitical, social or environmental developments; issuer - and sector - specific considerations; and other factors.  If the stock market declines, the value of Fund shares will also likely decline .  Although stock prices can rebound, there is no assurance that values will return to previous levels.

Small-Cap Risk.  Because the Fund normally invests primarily in stocks of small-cap companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of small-cap companies are out of favor and generate lower returns than the market as a whole.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of small and emerging companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country.   Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets , and emerging market stocks often involve higher risk than developed market stocks.  Trading in foreign markets often involves higher expense than trading in the United States. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

ETF Risk.  Investing in an ETF exposes the Fund to all of the risks of that ETF's investments and subjects it to a pro rata portion of the ETF's fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price, which may vary from the ETF's net asset value.  The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the value of the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Real Estate Risks.  Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.   Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Risks Associated with Active Management.  The success of the Fund's investment program depends on portfolio management's successful application of analytical skills and investment judgment.  Active management involves subjective decisions .

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund's performance reflects the effects of expense reductions for certain periods.  Absent these reductions, performance for certain periods would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the ten years ended December 31, 2014 , the highest quarterly total return for Class A was 19.05% for the quarter ended September 30, 2009,  and the lowest quarterly return was -30.94% for the quarter ended December 31, 2008.

Average Annual Total Returns Eaton Vance Small-Cap Fund	1 Year	5 Years	10 Years
Class A	(2.20%)	11.72%	8.18%
Class A After Taxes on Distributions	(6.69%)	10.13%	7.27%
Class A After Taxes on Distributions and Sales	1.74%	9.25%	6.65%
Class B	(1.16%)	11.94%	8.02%
Class C	2.19%	12.19%	8.02%
Class I	3.99%	13.30%	9.30%
Class R	3.54%	12.75%	8.68%
Russell 2000 Index	4.89%	15.54%	7.76%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class I and Class R performance shown above for the periods prior to September 2, 2008 and August 3, 2009 (commencement of operations for such class, respectively), is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes.  If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.